Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 1,926	$ 743
New claims	1,247	2,147
Claims settled through repurchases	(7)	(14)
Other settlements	(216)	(54)
Total claims settled	(223)	(68)
Claims rescinded	(28)	(55)
Transfers to/from arbitration and litigation, net	(2,342)	(841)
Balance at end of period	580	1,926
Repurchase price at the time of settlement	(6)	(15)
Other settlements, settlement value	(48)	(41)
Provisions for outstanding repurchase claims
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	145	52
Realized losses	(54)	(56)
Balance at end of period	146	55
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	68
New claims	69	58
Claims settled through repurchases	(4)	(7)
Other settlements	(31)	(15)
Total claims settled	(35)	(22)
Claims rescinded	(24)	(37)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	77	67
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	464	432
New claims	139	57
Claims settled through repurchases	(1)	0
Other settlements	(178)	(7)
Total claims settled	(179)	(7)
Claims rescinded	(4)	(18)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	420	464
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,395	243
New claims	1,039	2,032
Claims settled through repurchases	(2)	(7)
Other settlements	(7)	(32)
Total claims settled	(9)	(39)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(2,342)	(841)
Balance at end of period	83	1,395
Transfers to litigation in period	0.3
Bank
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,926	743
New claims	1,247	2,147
Claims settled through repurchases	(7)	(14)
Other settlements	(216)	(54)
Total claims settled	(223)	(68)
Claims rescinded	(28)	(55)
Transfers to/from arbitration and litigation, net	(2,342)	(841)
Balance at end of period	580	1,926
Repurchase price at the time of settlement	(6)	(15)
Other settlements, settlement value	(48)	(41)
Provisions for outstanding repurchase claims
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	145	52
Realized losses	(54)	(56)
Balance at end of period	146	55
Bank | Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	68
New claims	69	58
Claims settled through repurchases	(4)	(7)
Other settlements	(31)	(15)
Total claims settled	(35)	(22)
Claims rescinded	(24)	(37)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	77	67
Bank | Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	464	432
New claims	139	57
Claims settled through repurchases	(1)	0
Other settlements	(178)	(7)
Total claims settled	(179)	(7)
Claims rescinded	(4)	(18)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	420	464
Bank | Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,395	243
New claims	1,039	2,032
Claims settled through repurchases	(2)	(7)
Other settlements	(7)	(32)
Total claims settled	(9)	(39)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(2,342)	(841)
Balance at end of period	83	1,395
Transfers to litigation in period	$ 0.3